EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 19 EARNINGS PER SHARE

Weighted average shares used in determining basic and diluted earnings per share for the year ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Weighted average shares outstanding during the period	1,186,439	1,175,220	1,166,866
Dilutive effect of stock options	19,908	13,169	10,899
Weighted average shares considering dilutive effect	1,206,347	1,188,389	1,177,765

Anti-dilutive stock options not considered in computing diluted earnings per share	1,000	10,950	2,130